Loans, net - Summary of loans receivables (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Summary of loans receivables [line Items]
Direct loans	S/ 49,229,448	S/ 46,520,382
Loans And Receivables Adjustments [Abstract]
Accrued interest from performing loans	569,384	657,355
Unearned interest and interest collected in advance	(25,133)	(36,706)
Impairment allowance for loans	(1,730,167)	(2,349,425)
Indirect loans	5,068,694	4,743,480
Consumer loans [member]
Summary of loans receivables [line Items]
Direct loans	15,036,411	16,325,460
Past due and under legal collection loans [member]
Summary of loans receivables [line Items]
Direct loans	50,415,364	48,249,158
Gross carrying amount [member]
Summary of loans receivables [line Items]
Direct loans	49,096,606	46,597,007
Gross carrying amount [member] | Consumer loans [member]
Summary of loans receivables [line Items]
Direct loans	38,456,682	35,789,130
Gross carrying amount [member] | Credit cards [member]
Summary of loans receivables [line Items]
Direct loans	5,386,427	6,023,769
Gross carrying amount [member] | Discounted notes [member]
Summary of loans receivables [line Items]
Direct loans	1,706,886	1,567,411
Gross carrying amount [member] | Leasing [member]
Summary of loans receivables [line Items]
Direct loans	1,584,357	1,495,290
Gross carrying amount [member] | Factoring [member]
Summary of loans receivables [line Items]
Direct loans	1,410,968	1,244,795
Gross carrying amount [member] | Advances and overdrafts [member]
Summary of loans receivables [line Items]
Direct loans	101,848	14,617
Gross carrying amount [member] | Refinanced loans [member]
Summary of loans receivables [line Items]
Direct loans	449,438	461,995
Gross carrying amount [member] | Past due and under legal collection loans [member]
Summary of loans receivables [line Items]
Direct loans	S/ 1,318,758	S/ 1,652,151